Debt - Schedule of Fair Value of Debt, Net of Discount (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Brake North America and Asia group [Member]
Debt Instrument [Line Items]
Notes payable	$ 20